Description of business and significant accounting policies and practices (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of earnings per share, basic and diluted
Computation and reconciliation of earnings per common share are as follows (shares in millions):

	2013			2012			2011
	Net Income	Shares	EPS	Net Income	Shares	EPS	Net Income	Shares	EPS
Basic EPS:
Net income	$2,162			$1,759			$2,236
Income allocated to RSUs	(37)			(31)			(35)
Income allocated to common stock for basic EPS calculation	$2,125	1,098	$1.94	$1,728	1,132	$1.53	$2,201	1,151	$1.91

Adjustment for dilutive shares:
Stock-based compensation plans		15			14			20

Diluted EPS:
Net income	$2,162			$1,759			$2,236
Income allocated to RSUs	(36)			(31)			(34)
Income allocated to common stock for diluted EPS calculation	$2,126	1,113	$1.91	$1,728	1,146	$1.51	$2,202	1,171	$1.88